SALARIES AND SOCIAL SECURITY PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
SALARIES AND SOCIAL SECURITY PAYABLES
Schedule of salaries and social security payables

	As of December 31,
Current	2023	2022
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	87,063	109,198
Termination benefits	4,077	8,054
	91,140	117,252

Non-current
Termination benefits	3,729	8,554
	3,729	8,554
Total salaries and social security payables	94,869	125,806